Earnings Per Share (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EARNINGS PER SHARE
Stock options strike price, lower range limit	$ 16.65
Stock options strike price, upper range limit	$ 36.02
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0
Share price	$ 38.90	$ 33.00
Common Stock, Dividend Rate, Percentage	50.00%	50.00%